FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

The below tables set forth the Company’s assets and liabilities that were measured at fair value as of June 30, 2025 and December 31, 2024 by level within the fair value hierarchy.

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$9,270	$-	$9,270

Total financial assets	$-	$9,270	$-	$9,270

Liabilities:
Warrants (1)	$-	$-	$56	$56

Total financial liabilities	$-	$-	$56	$56

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$11,955	$-	$11,955

Total financial assets	$-	$11,955	$-	$11,955

Liabilities:
Warrants (1)	$-	$-	$86	$86

Total financial liabilities	$-	$-	$86	$86

(1)
As part of the Transactions (see Note 1c), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

The change in the fair value of the derivative private warrants liability is summarized as follows:

	Six Months Ended June 30,
	2025	2024
Balance as of January 1	$86	$240
Change in fair value of warrants liability	(30)	(149)
Balance as of June 30	$56	$91